Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Accrued expenses
	March 31,	December 31,
	2018	2017

Accrued outside services	$187,959	$165,427
Accrued executive severance	122,500	118,000
Accrued travel	54,926	39,926
Accrued audit and tax preparation	53,800	73,800
Accrued board of director's fees	50,000	125,000
Deferred rent	49,968	51,191
Deferred revenue	39,257	13,317
Accrued legal professional fees	32,405	61,890
Accrued clinical study expenses	13,650	13,650
Accrued other	4,391	11,399
	$608,856	$673,600

	2017	2016

Accrued outside services	$165,427	$31,533
Accrued board of director's fees	125,000	16,000
Accrued executive severance	118,000	100,000
Accrued audit and tax preparation	73,800	100,000
Accrued legal professional fees	61,890	45,000
Deferred rent	51,191	41,341
Accrued travel	39,926	—
Accrued clinical study expenses	13,650	13,650
Deferred revenue	13,317	18,810
Accrued other	11,399	8,754
	$673,600	$375,088